NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2018
NET LOSS PER SHARE
NET LOSS PER SHARE

29. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Numerator:
Net loss attributable to UXIN Limited	(1,357,745)	(2,722,596)	(1,522,514)
Accretion on convertible redeemable Preferred Shares	(421,346)	(555,824)	(318,951)
Deemed contribution from Preferred Shareholders	3,428	—	—
Deemed dividend to Preferred Shareholders	—	(587,564)	(544,773)
Deemed dividend from Preferred Shareholders	—	92,779	—

Net loss attributable to ordinary shareholders	(1,775,663)	(3,773,205)	(2,386,238)

Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	49,174,850	49,318,860	477,848,763

Net loss per share attributable to ordinary shareholders:
—Basic	(36.11)	(76.51)	(4.99)
—Diluted	(36.11)	(76.51)	(4.99)

For the year ended December 31, 2016, 2017 and 2018, assumed conversion of the Preferred Shares has not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect. The effects of all outstanding share options and conversion of convertible notes have also been excluded from the computation of diluted loss per share for the year ended December 31, 2016, 2017 and 2018, respectively, as their effects would be anti-dilutive otherwise.